Segment and Customer Reporting	12 Months Ended
Sep. 30, 2025
Segment And Customer Reporting
Segment and Customer Reporting

21.	Segment and Customer Reporting

The Company develops, manufactures and markets power technology products. There is only a single segment applicable to the Company.

Given the size and nature of the products produced, the Company’s sales are segregated based on large format batteries, with the remaining smaller product line categorized as “Other”.

There has been no change in either the determination of the Company's segments, or how segment performance is measured, from that described in the Company’s consolidated financial statements as at and for the year ended September 30, 2025.

	2025	2024
Large format batteries	63,336	42,970
Other	490	1,645
	63,826	44,615

Revenues can also be analyzed as follows based on the nature of the underlying deliverables:

	2025	2024
Revenue with customers
Sale of batteries and battery systems	63,336	42,970
Sale of services	240	983
Grant income
Research grant	250	26
Others	—	636
	63,826	44,615

Revenues attributed to geographical regions based on the location of the customer were as follows:

	2025	2024
Canada	2,499	1,655
United States	60,718	42,784
Others	609	176
Total	63,826	44,615